U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


     1. Name and address of issuer: Global Utility Fund, Inc., Gateway Center Three, Newark, New Jersey 07102.

     2.   Name of each series or class of funds for which this notice is filed:
             Class A, Class B and Class C Shares

     3.   Investment Company Act File Number: 811-5695.
          Securities Act File Number: 33-37356.

     4. Last day of fiscal year for which this notice is filed: September 30, 1996.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
          issuer's 24f-2 declaration:                         [ ]

     6.    Date  of termination of issuer's declaration under rule  24f-2(a)(1),
if        applicable     (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
          beginning  of the fiscal year:   None/$0

     8.   Number  and  amount of securities registered during the   fiscal  year
          other than pursuant to rule 24f-2: 5,712,802/$88,662,702.

     9. Number and aggregate sale price of securities sold during the fiscal year: 1,914,749/$28,371,678.

          10.   Number  and aggregate sale price of securities sold during   the
          fiscal  year  in reliance upon registration pursuant to   rule  24f-2:
          1,914,749/$28,371,678.

11.  Number and aggregate sale price of securities issued during the fiscal year
     in   connection  with  dividend  reinvestment  plans,  if  applicable  (see instruction B.7):
     1,060,635/$15,648,910.

12.  Calculation of registration fee:

     (i)       Aggregate sale price of securities
                    sold during the fiscal year in
                        reliance    on    rule    24f-2    (from    item    10):
$28,371,678

          (ii)      Aggregate price of shares issued in
          connection   with  dividend  reinvestment               +   15,648,910
plans (from item 11, if applicable):

     (iii)     Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                                          (if                       applicable):
(102,463,920)

          (iv)      Aggregate price of shares redeemed or
                    repurchased and previously applied
                    as a reduction to filing fees
                    pursuant to rule 24e-2
                                          (if                       applicable):
-0-

           (v)      Net aggregate price of securities
                    sold and issued during the fiscal
                    year in reliance of rule 24f-2
                    [line (i), plus line (ii), less line
          (iii), plus line (iv)]
          (if applicable):                                       (   58,443,332)

          (vi)      Multiplier prescribed by section
                    6(b) of the Securities Act of 1933
                    or other applicable law or regulation
                     (see  instruction  C.6):                                  X
1/3300

         (vii)       Fee due [line (i) or line (v)
                     multiplied  by line  (vi)]:                               $
-0-

Instructions:   Issuers should complete lines (ii), (iii), (iv) and (v) only  if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.        Check  box  if  fees are being remitted to the  Commission's  lockbox
depository  as        described  in  section 3a of  the  Commission's  Rules  of
Informal and Other
     Procedures (17 CFR 202.3a).                                   [ ]

     Date  of  mailing  or  wire transfer of filing fees  to  the   Commission's
lockbox
     depository:


                              SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                                             /s/  S.  Jane  Rose
By   S. Jane Rose, Secretary
     Date: November 27, 1996